Royalty Interests - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Categories Of Royalty And Other Property Interests [Line Items]
Opening	$ 135,720
Ending	808,720	$ 135,720
Cost
Categories Of Royalty And Other Property Interests [Line Items]
Opening	156,892	127,318
Additions	201,193	33,188
EMX Acquisition (Note 4)	490,137
Disposals/Impairment	(1,996)	(3,614)
Ending	846,226	156,892
Accumulated Depletion
Categories Of Royalty And Other Property Interests [Line Items]
Opening	21,172	17,132
Depletion	16,334	7,218
Disposals/Impairment	0	(3,178)
Ending	37,506	21,172
Ballarat | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	8,268
Ending	6,829	8,268
Ballarat | Cost | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	9,896	5,841
Additions	0	4,055
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	9,896	9,896
Ballarat | Accumulated Depletion | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	1,628	1,006
Depletion	1,439	622
Disposals/Impairment	0	0
Ending	3,067	1,628
Balya | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Ending	24,550
Balya | Cost | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	24,808
Disposals/Impairment	0
Ending	24,808	0
Balya | Accumulated Depletion | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	258
Disposals/Impairment	0
Ending	258	0
Bonikro | Côte d'ivoire
Categories Of Royalty And Other Property Interests [Line Items]
Opening	28,529
Ending	24,606	28,529
Bonikro | Cost | Côte d'ivoire
Categories Of Royalty And Other Property Interests [Line Items]
Opening	31,800	12,405
Additions	0	19,395
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	31,800	31,800
Bonikro | Accumulated Depletion | Côte d'ivoire
Categories Of Royalty And Other Property Interests [Line Items]
Opening	3,271	947
Depletion	3,923	2,324
Disposals/Impairment	0	0
Ending	7,194	3,271
Cactus | United states
Categories Of Royalty And Other Property Interests [Line Items]
Opening	9,918
Ending	7,922	9,918
Cactus | Cost | United states
Categories Of Royalty And Other Property Interests [Line Items]
Opening	9,918	9,918
Additions	0	0
EMX Acquisition (Note 4)	0
Disposals/Impairment	(1,996)	0
Ending	7,922	9,918
Cactus | Accumulated Depletion | United states
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0	0
Depletion	0	0
Disposals/Impairment	0	0
Ending	0	0
Caserones | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Ending	131,417
Caserones | Cost | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	132,496
EMX Acquisition (Note 4)	0
Disposals/Impairment	0
Ending	132,496	0
Caserones | Accumulated Depletion | Chile
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	1,079
Disposals/Impairment	0
Ending	1,079	0
Korali-Sud, Mali | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Ending	19,036
Korali-Sud, Mali | Cost | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	19,036
Disposals/Impairment	0
Ending	19,036	0
Korali-Sud, Mali | Accumulated Depletion | Peru
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	0
Disposals/Impairment	0
Ending	0	0
Cactus, U.S.A | Argentina
Categories Of Royalty And Other Property Interests [Line Items]
Ending	30,580
Cactus, U.S.A | Cost | Argentina
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	30,580
Disposals/Impairment	0
Ending	30,580	0
Cactus, U.S.A | Accumulated Depletion | Argentina
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	0
Disposals/Impairment	0
Ending	0	0
Dugbe | Liberia
Categories Of Royalty And Other Property Interests [Line Items]
Ending	16,505
Dugbe | Cost | Liberia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	16,505
EMX Acquisition (Note 4)	0
Disposals/Impairment	0
Ending	16,505	0
Dugbe | Accumulated Depletion | Liberia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	0
Disposals/Impairment	0
Ending	0	0
Gediktepe | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Ending	24,693
Gediktepe | Cost | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	24,909
Disposals/Impairment	0
Ending	24,909	0
Gediktepe | Accumulated Depletion | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	216
Disposals/Impairment	0
Ending	216	0
Karlawinda | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	28,167
Ending	25,888	28,167
Karlawinda | Cost | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	37,166	37,166
Additions	0	0
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	37,166	37,166
Karlawinda | Accumulated Depletion | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	8,999	6,597
Depletion	2,279	2,402
Disposals/Impairment	0	0
Ending	11,278	8,999
Korali-Sud | Mali
Categories Of Royalty And Other Property Interests [Line Items]
Opening	11,196
Ending	6,070	11,196
Korali-Sud | Cost | Mali
Categories Of Royalty And Other Property Interests [Line Items]
Opening	11,196	11,196
Additions	0	0
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	11,196	11,196
Korali-Sud | Accumulated Depletion | Mali
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0	0
Depletion	5,126	0
Disposals/Impairment	0	0
Ending	5,126	0
Laverton and Jasper Hills | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	16,071
Ending	64,263	16,071
Laverton and Jasper Hills | Cost | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	16,071	16,071
Additions	48,192	0
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	64,263	16,071
Laverton and Jasper Hills | Accumulated Depletion | Australia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0	0
Depletion	0	0
Disposals/Impairment	0	0
Ending	0	0
Leeville | United states
Categories Of Royalty And Other Property Interests [Line Items]
Ending	47,902
Leeville | Cost | United states
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	48,806
Disposals/Impairment	0
Ending	48,806	0
Leeville | Accumulated Depletion | United states
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	904
Disposals/Impairment	0
Ending	904	0
Timok | Serbia
Categories Of Royalty And Other Property Interests [Line Items]
Ending	187,309
Timok | Cost | Serbia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	187,833
Disposals/Impairment	0
Ending	187,833	0
Timok | Accumulated Depletion | Serbia
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	524
Disposals/Impairment	0
Ending	524	0
Vittangi | Sweden
Categories Of Royalty And Other Property Interests [Line Items]
Ending	34,124
Vittangi | Cost | Sweden
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	34,124
Disposals/Impairment	0
Ending	34,124	0
Vittangi | Accumulated Depletion | Sweden
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	0
Disposals/Impairment	0
Ending	0	0
Wahgnion | Burkina faso
Categories Of Royalty And Other Property Interests [Line Items]
Opening	6,152
Ending	6,152	6,152
Wahgnion | Cost | Burkina faso
Categories Of Royalty And Other Property Interests [Line Items]
Opening	12,379	12,379
Additions	0	0
EMX Acquisition (Note 4)	0
Disposals/Impairment	0	0
Ending	12,379	12,379
Wahgnion | Accumulated Depletion | Burkina faso
Categories Of Royalty And Other Property Interests [Line Items]
Opening	6,227	4,773
Depletion	0	1,454
Disposals/Impairment	0	0
Ending	6,227	6,227
Yenipazar | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Ending	38,073
Yenipazar | Cost | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Additions	0
EMX Acquisition (Note 4)	38,073
Disposals/Impairment	0
Ending	38,073	0
Yenipazar | Accumulated Depletion | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0
Depletion	0
Disposals/Impairment	0
Ending	0	0
Other Producing Royalties
Categories Of Royalty And Other Property Interests [Line Items]
Opening	2,541
Ending	10,005	2,541
Other Producing Royalties | Cost
Categories Of Royalty And Other Property Interests [Line Items]
Opening	3,588	6,332
Additions	4,000	870
EMX Acquisition (Note 4)	4,050
Disposals/Impairment	0	(3,614)
Ending	11,638	3,588
Other Producing Royalties | Accumulated Depletion
Categories Of Royalty And Other Property Interests [Line Items]
Opening	1,047	3,809
Depletion	586	416
Disposals/Impairment	0	(3,178)
Ending	1,633	1,047
Other Royalty Assets
Categories Of Royalty And Other Property Interests [Line Items]
Opening	24,878
Ending	102,796	24,878
Other Royalty Assets | Cost
Categories Of Royalty And Other Property Interests [Line Items]
Opening	24,878	16,010
Additions	0	8,868
EMX Acquisition (Note 4)	77,918
Disposals/Impairment	0	0
Ending	102,796	24,878
Other Royalty Assets | Accumulated Depletion
Categories Of Royalty And Other Property Interests [Line Items]
Opening	0	0
Depletion	0	0
Disposals/Impairment	0	0
Ending	$ 0	$ 0